Patents	6 Months Ended
Jun. 30, 2024
Patents [Abstract]
PATENTS

NOTE 5 — PATENTS

Issued patents are recognized on the balance sheets net of accumulated amortization of $1,938,690 and $1,852,649 as of June 30, 2024 and December 31, 2023, respectively. Amortization expense for the patents included in these financial statements was $34,495, $71,793, $11,992 and $25,308 for the three and six months ended June 30, 2024 and 2023, respectively. Future amortization expense for the patents over the next five years is anticipated to be approximately $148,000 per year.